Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,549	£ 5,487
Accrued income	13	7
Other prepayments	359	316
Interest receivable	3	3
Employee loans and advances	11	13
Other receivables	1,017	1,376
Total trade and other receivables	£ 6,952	£ 7,202